UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive
         Ann Arbor, Michigan  48108

13F File Number:  028-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

 /s/ John Cattier     Ann Arbor, Michigan/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $258,756 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    16811    63084 SH       SOLE                    63084
APPLE INC                      COM              037833100    19860    44866 SH       SOLE                    44866
ATMOS ENERGY CORP              COM              049560105     2921    68421 SH       SOLE                    68421
CENTERPOINT ENERGY INC         COM              15189T107     2253    94020 SH       SOLE                    94020
COSTCO WHSL CORP NEW           COM              22160K105    15108   142384 SH       SOLE                   142384
DISH NETWORK CORP              CL A             25470M109    11589   305784 SH       SOLE                   305784
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    11794   251197 SH       SOLE                   251197
EBAY INC                       COM              278642103    12014   221585 SH       SOLE                   221585
GOOGLE INC                     CL A             38259P508    13759    17325 SH       SOLE                    17325
IAC INTERACTIVECORP            COM PAR $.001    44919P508    10619   237667 SH       SOLE                   237667
INTERCONTINENTAL HTLS GRP PL   SPON ADR NEW 12  45857P400    11138   366131 SH       SOLE                   366131
JETBLUE AIRWAYS CORP           COM              477143101    13971  2024791 SH       SOLE                  2024791
JPMORGAN CHASE & CO            COM              46625H100    12293   259013 SH       SOLE                   259013
NIKE INC                       CL B             654106103    10774   182580 SH       SOLE                   182580
NORDSTROM INC                  COM              655664100    13227   239485 SH       SOLE                   239485
PAPA JOHNS INTL INC            COM              698813102    14276   230942 SH       SOLE                   230942
PROGRESSIVE CORP OHIO          COM              743315103    12491   494311 SH       SOLE                   494311
SEMPRA ENERGY                  COM              816851109     3459    43275 SH       SOLE                    43275
UNILEVER N V                   N Y SHS NEW      904784709    12412   302732 SH       SOLE                   302732
WHIRLPOOL CORP                 COM              963320106    20619   174058 SH       SOLE                   174058
WHOLE FOODS MKT INC            COM              966837106    17368   200205 SH       SOLE                   200205